Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 15,481	$ 14,747
Interest cost	18,717	20,191
Expected return on plan assets	(27,820)	(24,842)
Amortization of net actuarial loss (gain)	1,119	1,140
Amortization of prior service credits	(649)	(622)
Amortization of regulatory assets/liability	9,823	13,031
Net benefit cost	16,671	23,645
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	5,791	4,838
Interest cost	6,727	6,642
Expected return on plan assets	(7,451)	(6,404)
Amortization of net actuarial loss (gain)	(272)	(230)
Amortization of prior service credits	(262)	(262)
Amortization of regulatory assets/liability	3,982	391
Net benefit cost	$ 8,515	$ 4,975